Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	¥ 6,728,054	$ 949,928	¥ 5,482,829
Less: accumulated depreciation	(3,200,069)	(451,815)	(2,869,565)
Property and equipment, other	3,527,985	498,113	2,613,264
Less: impairment charges	(2,404,009)	(339,420)
Property and equipment, net	1,123,976	158,693	2,613,264
Motor vehicles [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	1,485,841	209,785	1,538,213
Electronic equipment [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	2,033,203	287,066	1,783,988
Machinery [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	1,139,270	160,853	1,119,594
Other equipment [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	1,413,753	199,607	1,041,034
Construction in progress [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	¥ 655,987	$ 92,617